Unaudited interim condensed consolidated statements of cash flows - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of cash flows [abstract]
Net income	SFr 63,492	SFr 3,758
Share-based compensation	1,806	19,891
Employee benefit expenses	811	727
Depreciation and amortization	19,955	11,676
Loss/gain on disposal of assets	1,535	0
Interest income and expenses	1,175	1,092
Net exchange differences	(60,525)	(1,740)
Income taxes	14,071	9,490
Change in provisions	(8,775)	2,661
Change in working capital
Trade receivables	(53,367)	(31,017)
Inventories	(74,625)	(43,788)
Trade payables	(1,763)	33,691
Change in other current assets / liabilities	(23,966)	24,086
Income taxes paid	(6,105)	(770)
Cash inflow / (outflow) from operating activities	(126,281)	29,757
Purchase of tangible assets	(23,651)	(3,493)
Purchase of intangible assets	(3,633)	(6,100)
Payment of contingent considerations	0	(197)
Cash inflow / (outflow) from investing activities	(27,284)	(9,790)
Payments of lease liabilities	(6,773)	(3,568)
Proceeds from issue of shares	0	71
Proceeds on sale of treasury shares related to share-based compensation	20,466	0
Equity transaction costs	0	(363)
Interests received	1,394	0
Interests paid	(2,527)	(1,088)
Cash inflow / (outflow) from financing activities	12,560	(4,948)
Change in net cash and cash equivalents	(141,005)	15,019
Net cash and cash equivalents at January 1	653,081	90,595
Net impact of foreign exchange rate differences	45,595	936
Net cash and cash equivalents at June 30	SFr 557,671	SFr 106,550